BASIS OF PRESENTATION (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 27, 2019
Cash	$ 37,112	$ 13,875	$ 30,320
Functional and Presentation Currency [Member]
Cash	$ 37,101	13,875	$ 25,165
Currency denominated		$ 431
Description of currency denominated	Canadian Dollars which was translated at the year-end spot rate of 1.3022 CAD to 1 USD.	Canadian Dollars which was translated at the year-end spot rate of 1.3339 CAD to 1 USD.	Canadian Dollars which was translated at the year-end spot rate of 1.2832 CAD to 1 USD.
Common Design Limited [Member]
Common stock shares issued				8,000,000
Equity method investment ownership				100.00%
Common stock voting rights ownership interest				78.27%